Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' EQUITY

NOTE 8 – STOCKHOLDERS’ EQUITY

a)	Preferred stock

The Company is authorized to issue a total number of 25,000,000 shares of “blank check” preferred stock with a par value of $0.001. As of September 30, 2022, and December 31, 2021, there were no shares of preferred stock issued or outstanding.

b)	Common stock

The Company is authorized to issue a total number of 18,750,000 shares of common stock with a par value of $0.001.

On August 1, 2022, the Board of Directors (the “Board”) of Marizyme approved a reverse stock split of the Company’s authorized and outstanding common stock at a ratio of 1-for-4. On August 3, 2022, the Company effected the reverse stock split by filing a Certificate of Change with the Secretary of State of the State of Nevada. As a result, the total number of shares of common stock held by each stockholder was converted automatically into the number of whole shares of common stock equal to the number of issued and outstanding shares of common stock held by such stockholder immediately prior to the reverse stock split, divided by four, subject to rounding of fractional shares. The Company expects that the reverse stock split will be reflected in the trading price of the common stock after the Financial Industry Regulatory Authority, Inc. (“FINRA”) completes its processing of the reverse stock split, which is expected to be the date on which the common stock is listed on the Nasdaq Capital Market tier operated by Nasdaq in the event that the Company’s listing application to Nasdaq is approved.

As a result of the reverse stock split, there are approximately 10,207,212 shares of common stock outstanding, not including the shares of common stock included in the units that the Company expects to issue in this public offering or upon any exercise of the Over-Allotment Option or of any warrants included in the units issued to investors or of the representative’s warrant. No fractional shares have been or will be issued, and no cash or other consideration has been or will be paid. Instead, the Company issued one whole share of the post-reverse stock split common stock to any stockholder who otherwise would have received a fractional share as a result of the reverse stock split. The Company’s existing shareholders’ percentage ownership interests in the Company remains the same following the reverse stock split (subject to rounding of fractional shares).

As of September 30, 2022, and December 31, 2021, there were 10,207,212 and 10,132,212 shares of common stock issued and outstanding, respectively. During the nine months ended September 30, 2022, the Company issued 75,000 shares of common stock for exercise of warrants.

c)	Options

On May 18, 2021, the Company’s Board of Directors approved the Marizyme, Inc. Amended and Restated 2021 Stock Incentive Plan (“SIP”). The SIP incorporates stock options issued prior to May 18, 2021. The SIP authorized 1,325,000 options for issuance. As of September 30, 2022, there remains 256,014 options available for issuance (December 31, 2021 – 318,514).

During the nine months ended September 30, 2022, the Company granted 100,000 (December 31, 2021 – 383,125) share purchase options to directors of the Company.

The summary of option activity for the six months ended September 30, 2022, is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Contractual Life	Total Intrinsic Value
Outstanding at December 31, 2020	950,236	$5.44	8.82
Granted	383,125	6.04
Forfeited	(420,625)	5.44
Outstanding at December 31, 2021	912,736	$4.96	8.34	$1,951,117
Granted	100,000	8.80	9.69	-
Expired	(15,625)	5.00	8.08	40,626
Forfeited	(15,625)	5.00	8.08	40,624
Outstanding at September 30, 2022	981,486	5.33	7.79	2,344,489
Exercisable at September 30, 2022	762,666	$4.68	7.35	$2,256,558

As of September 30, 2022, the Company had the following options outstanding:

Exercise Price	Number of Options Outstanding	Number of Options Exercisable	Weighted Average Remaining Contractual Years	Intrinsic Value
$4.04	496,486	496,486	6.68	$1,767,489
5.00	135,000	131,180	8.41	351,000
5.48	50,000	50,000	7.88	106,000
7.00	200,000	70,000	9.16	120,000
8.80	100,000	15,000	9.69	-
$5.33	981,486	762,666	7.79	$2,344,489

d)	Restricted Share Units

As of September 30, 2022, the Company determined that the following performance condition attached to the restricted share awards granted in the fiscal 2021 were more likely than not to have been achieved:

●	The Company will raise financing for the gross proceeds that equal or exceed $5,000,000, and

●	The Company will complete valuation reports for acquisition of Somah and My Health Logic.

Therefore, compensation cost of $295,750 for the restricted share awards was recognized in stock-based compensation for the nine months ended September 30, 2022 (September 30, 2021 - $Nil).

e)	Warrants

As of September 30, 2022 and December 31, 2021, there were 5,242,430 and 3,036,204 warrants outstanding, respectively.

	Number	Weighted Average Price
December 31, 2020	848,410	$18.52
Issued pursuant to Unit Purchase Agreement	2,130,295	9.00
Issued	57,499	5.56
December 31, 2021	3,036,204	$11.60
Issued pursuant to Unit Purchase Agreement	2,090,035	9.00
Issued	219,598	4.64
Exercised	(75,000)	0.04
Expired	(28,407)	12.00
September 30, 2022	5,242,430	$10.43

During the nine months ended September 30, 2022, the Company issued the following:

On January 26 and February 14, 2022, in exchange for services of Mr. Richmond, the Company granted him 75,000 warrants to purchase an aggregate 75,000 shares of Marizyme’s common stock at an exercise price of $0.04 per share. The warrants issued had an average term of 5 years, vested immediately, and were fair valued at $568,677 and recorded in salary expense in the condensed consolidated statements of operations for the nine months ended September 30, 2022. On March 15, 2022, Mr. Richmond exercised 75,000 warrants issued to him.

On June 26, 2022, the Company issued additional 86,760 warrants to Mr. Richmond and 57,840 warrants to Univest Securities, LLC to purchase an aggregate 144,600 shares of Marizyme’s common stock at an exercise price of $7.00 per share. The warrants issued had an average term of 5 years, vested immediately, and were fair valued at $1,281,854, of which $769,113 was recorded in salary expense and $512,471 in professional fees in the condensed consolidated statements of operations for the nine months ended September 30, 2022.

In the nine months ended September 30, 2022, pursuant to the Unit Purchase Agreement the Company issued an aggregate of 2,090,035 additional New Class C warrants with an exercise price of $9.00 share and a term of five years.

f)	Stock-based compensation

During the three and nine months ended September 30, 2022, the Company recorded $271,517 and $1,664,191 in non-cash share-based compensation in the stock-based compensation line on the condensed consolidated statements of operations, respectively (September 30, 2021 - $64,074 and $626,449 respectively). As of September 30, 2022, there was $1,323,100 of total unrecognized compensation cost related to non-vested stock-based compensation awards. The unrecognized compensation cost is expected to be recognized over a weighted average period of 1.71 years.

7. Stockholders’ Equity

a) Preferred stock

The Company is authorized to issue a total number of 25,000,000 shares of “blank check” preferred stock with a par value of $0.001. As of December 31, 2021 and 2020, there were no shares of preferred stock issued or outstanding.

b) Common stock

The Company is authorized to issue a total number of 18,750,000 shares of common stock with a par value of $0.001.

As of December 31, 2021 there were 10,132,212 shares of common stock issued and outstanding (2020 – 8,982,212). During the year ended December 31, 2021, the Company had the following share issuances:

●	On December 22, 2021, the Company issued 1,150,000 pursuant to the My Health Logic transaction completion (Note 2).

During the year end December 31, 2020, the Company issued the following:

●	On January 9, 2020, the Company settled trade payables of $126,250 through the issuances of 31,250 shares of common stock.

●	On April 6, 2020, the Company settled trade payables of $161,600 through the issuances of 40,000 shares of common stock.

●	On April 6, 2020, the Company issued 1,250 shares of common stock to a director on exercise of stock options.

●	On April 6, 2020, the Company issued 3,750 shares of common stock to a consultant in exchange for services rendered in the amount of $15,150.

●	On June 8, 2020, the Company settled trade payables of $20,200 through the issuances of 5,000 shares of common stock.

●	On July 28, 2020, the Company issued 16,014 shares of common stock on the conversion of $59,453 of debt.

●	On July 28, 2020, the Company issued 5,000 shares of common stock valued at $25,000 to a consultant for services rendered.

●	On July 31, 2020, the Company completed the Soma Acquisition (Note 2) whereas 2,500,000 shares of common stock were issued, fair valued at $12,500,000.

●	On August 3, 2020, the Company completed an initial closing of a private placement pursuant to which the Company sold and issued an aggregate of 1,152,496 shares of its common stock at a purchase price of $5.00 per share. In consideration for services rendered as the placement agent in the private placement, the Company paid Univest Securities LLC cash commissions totaling $460,999, or 8% of the gross proceeds of the private placement closing, a 1% non-accountable expense allowance totaling $57,625, and the $31,250 balance (of a total of $37,500) due to the placement agent in advisory fees. Additionally, the Company issued to the placement agent a five-year warrant to purchase an aggregate of 57,375 shares of the Company’s Common Stock at an exercise price of $5.50 per share. The warrant, for which the placement agent paid the Company $100, may be exercised on a cashless basis.

●	On September 1, 2020, the Company issued 10,000 restricted shares of common stock to Bruce Harmon, the former chief financial officer of the Company.

●	On September 25, 2020, the Company closed on the second tranche of funding in the gross amount of $1,237,760 in exchange for 247,552 shares of common stock. The net amount received by the Company was $1,116,566.

●	On October 1, 2020, the Company entered into a consulting agreement which had various compensation requirements, including the issuance of 5,000 shares of common stock (valued at $5.00 per share) and 9,091 warrants with an exercise price of $5.50.

c) Options

On May 18, 2021, our Board of Directors approved the Marizyme, Inc. Amended and Restated 2021 Stock Incentive Plan (“SIP”). The SIP incorporates stock options issued prior to May 18, 2021. The SIP authorized 1,325,000 options for issuance. As of December 31, 2021, there remains 412,264 options available for issuance.

During the year ended December 31, 2021, the company granted 383,125 (2020 – 335,000) share purchase options to directors, officers, employees, and consultants of the Company. The weighted-average assumptions used to estimate the fair value of stock options using the Black-Scholes option valuation model were as follows:

	2021	2020
Risk-free interest rate	1.09%	0.93%
Volatility	252.08%	241.88%
Exercise price	$6.04	$5.48
Dividend yield	0%	0%
Forfeiture rate	0%	0%
Expected life (years)	6.38	10.00

The Company recognizes forfeitures as they occur.

The summary of option activity for the years ended December 31, 2021 and 2020 was as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Contractual Life	Total Intrinsic Value
Outstanding at December 31, 2019	678,750	$6.00	9.48
Granted	335,000	5.00
Exercised	(63,514)	4.08
Outstanding at December 31, 2020	950,236	$5.44	8.82
Granted	383,125	6.04
Forfeited	(420,625)	5.44
Outstanding at December 31, 2021	912,736	$4.96	8.34	$1,951,117
Exercisable at December 31, 2021	599,843	$4.28	7.70	$1,685,099

As of December 31, 2021, the Company had the following options issued and outstanding:

Exercise Price	Number of Options Outstanding	Number of Options Exercisable	Weighted Average Remaining Contractual Years	Intrinsic Value
$4.04	496,486	496,489	7.43	$1,509,317
5.00	166,250	53,357	9.09	110,983
5.48	50,000	40,000	8.63	64,000
7.00	200,000	10,000	9.84	800
$4.96	912,736	2,399,371	8.34	$1,951,117

d) Restricted Share Units

During the year ended December 31, 2021, the Company granted restricted share awards for an aggregate of 87,500 shares of common stock (2020 - Nil) to directors, senior officers and consultants of the Company, with underlying performance conditions. As of December 31, 2021, we determined that none of the performance condition were likely to be achieved, therefore compensation cost of $Nil for the restricted share awards was recognized in the year ended December 31, 2021 (2020 - $Nil).

e) Warrants

	Number	Weighted Average Price
December 30, 2019	28,407	$12.00
Issued on Somah acquisition	749,984	20.00
Issued	70,003	5.52
December 30, 2020	848,394	$8.52
Issued pursuant to Unit Purchase Agreement	2,130,292	9.00
Issued	57,499	5.56
December 31, 2021	3,036,185	$8.80

During the year ended December 31, 2021, the Company issued the following:

Unit Purchase Agreements Warrants

Pursuant to the May Unit Purchase Agreement (Note 6) the Company issued: (i) Class A Warrants for the purchase an aggregate of 117,495 shares of common stock, with a strike price of $12.52 per share and a term of five years, and (ii) Class B Warrants for the purchase an aggregate of 117,495 shares of common stock with a strike price of $20.00 per share and a term of five years.

On September 29, 2021, pursuant to the September 2021 Amended Unit Purchase Agreement, all Class A and Class B warrants were replaced with an aggregate of 261,387 pro-rata Class C warrants. The warrants had a strike price of 9.00 per share and a term of five years.

On December 2, 2021, the Company issued additional 49,444 Class C warrants with the terms and conditions stipulated in the September 2021 Amended Unit Purchase Agreement.

On December 21, 2021, pursuant to the December 2021 Exchange Agreements (Note 6) all previously issued Original Class C warrants were replaced with an aggregate of 416,011 pro-rata New Class C warrants with an exercise price of $9.00 per share (unchanged) and a five-year life measured from the date of the December 2021 Exchange Agreements. The decrease in the Unit price also resulted in additional number of New Class C Warrants being issued in exchange for the Original Class C Warrants due to the 200% warrant coverage provided for in the Unit Purchase Agreement.

On December 21, 2021, pursuant to the December 2021 Unit Purchase Agreement the Company issued additional 1,714,286 New Class C warrants with an exercise price of $9.00 per share and a term of five years.

The detachable warrants issued were accounted for as an equity instrument and were ascribed an aggregate fair market value of $4,447,982 using the residual fair value allocation method.

Other Warrants

During the year ended December 2021, the Company issued warrants for the purchase of an aggregate of 57,499 shares of common stock for a settlement and services rendered. The warrants issued have an average strike price of $5.56 per share and an average term of 4.74 years, were fair valued at $368,287 and recorded in professional fees and salary expense in the onsolidated Statements of Operations for the year ended December 31, 2021.

During the year end December 31, 2020, the Company issued the following:

On July 31, 2020, the Company completed the Somah Acquisition (Note 2) whereas 2,500,000 shares of common stock and 749,984 warrants were issued. The warrants have a strike price of $20.00 per share and a term of five years. The valuation of the warrants granted was completed during the year ended December 31, 2021, and the fair market value was determined to be $1.60 per share or $1,200,000.

On September 25, 2020, the Company issued two warrants for services. The warrants were to purchase 42,002 and 28,001 shares with a strike price of $5.50 and a term of five years. The fair market value was determined to be $3.625 per share or $152,249 and $101,500, respectively, or $253,749, collectively.

f) Stock-based compensation

During the year ended December 31, 2021, the Company recorded $865,111 in non-cash share-based compensation (2020 - $1,833,292). Additionally, the Company recognized $33,333 of stock-based compensation on restricted common stock in the year ended December 31, 2021.